Share Capital - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions										12 Months Ended
	Apr. 13, 2022 CAD ($) shares	May 03, 2021 CAD ($) shares	Feb. 10, 2021 CAD ($) shares	Feb. 10, 2021 USD ($) $ / shares shares	Feb. 08, 2021 CAD ($) shares	Feb. 08, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 18, 2020 CAD ($) shares	May 01, 2020 CAD ($) shares	Apr. 30, 2022 CAD ($) $ / shares shares	Apr. 30, 2022 CAD ($) $ / shares	Apr. 30, 2021 CAD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Oct. 13, 2021 USD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise, shares | shares										188,000		189,100
Shares issued pursuant to option exercise										$ (612)		$ (684)
Shares issued pursuant to warrant exercise, shares | shares										925,076		2,568,417
Shares issued pursuant to warrant exercise										$ (3,238)		$ (15,016)
Shares issued pursuant to deferred payment for acquisition										29,122
Convertible debentures												204
Share-based payments										3,083		$ 2,748
Convertible Debentures [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Debt conversion principal debt amount										300	$ 300
At The Market Equity Offering Facility [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Agrregate gross sales of common shares offering														$ 50.0
Shares reserved for issue under options and contracts for sale													$ 50.0
Prepaid expenses relating to equity offering										$ 300	$ 300
IPA Europe
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares										41,488		132,833
Shares issued pursuant to deferred payment for acquisition										$ 503		$ 511
UPE
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares												203,178
Shares issued pursuant to deferred payment for acquisition												$ 1,047
Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, issued | shares			16,972	16,972	113,139	113,139
Warrant exercisable price | $ / shares				$ 16.81		$ 16.81					$ 16.81
Fair value of warrants			$ 200	$ 0.1	$ 1,300	$ 1.0
Finder's Warrants | Black-Scholes Option Pricing Model
Disclosure Of Classes Of Share Capital [Line Items]
Dividend yield			0.00%	0.00%	0.00%	0.00%
Expected volatility			72.00%	72.00%	72.00%	72.00%
Risk free interest rate			0.39%	0.39%	0.39%	0.39%
Share price on grant date | $ / shares				$ 16.81		$ 16.81
Expected life			5 years	5 years	5 years	5 years
Finder's Warrants | Public Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares				242,443		1,616,293
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise										(1,013)		(1,047)
Shares issued pursuant to warrant exercise										(3,491)		(15,425)
Shares issued pursuant to deferred payment for acquisition										29,122
Share Capital | IPA Europe
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition										$ 503		511
Share Capital | UPE
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition												$ 1,047
Share Capital | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise, shares | shares										188,000		189,100
Total gross proceeds from exercise of stock options										$ 600		$ 700
Weighted average share price | $ / shares										$ 7.95		$ 11.7
Shares issued pursuant to warrant exercise, shares | shares										925,076		2,568,417
Total gross proceeds from exercise of warrants										$ 3,200		$ 15,000
Shares issued pursuant to warrant exercise										$ 300		$ 400
Shares issued pursuant to conversion of convertible debentures, Number of Shares | shares										75,292		232,934
Convertible debentures										$ 300		$ 1,000
Share Capital | Common Shares | Public Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares				242,443		1,616,293
Share price per unit | $ / shares				$ 13.45		$ 13.45
Gross proceeds from common shares			$ 4,100	$ 3.3	$ 27,700	$ 21.7
Underwriting discounts and commissions			$ 3,800	$ 3.0	$ 24,700	$ 19.6
Share Capital | Common Shares | IPA Europe
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares		41,488							132,833
Shares issued pursuant to deferred payment for acquisition		$ 500							$ 500
Share Capital | Common Shares | UPE
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares							203,178	203,178
Shares issued pursuant to deferred payment for acquisition							$ 1,000	$ 1,000
Share Capital | Common Shares | BioStrand [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares	4,077,774
Shares issued pursuant to deferred payment for acquisition	$ 29,100
Contributed Surplus
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise										401		363
Shares issued pursuant to warrant exercise										$ 253		$ 409